Related Party Transactions	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer and Director
Ms. Xing Wu	Mr. Gang Lai’s spouse
Mr. Yajun Hu	General Manager of Jiangxi Universe

(b) Due from related parties

	As of September 30,
Name	2023	2022
Mr. Yajun Hu	$61,678	$-
Total due to related parties	$61,678	$-

As of September 30, 2023, the balance due from related parties consisted of advanced funds to the Company’s director and general manager, Mr. Yajun Hu. These advances are non-interest bearing and fully repaid on October 12, 2023.

(c) Due to related parties

	As of September 30,
Name	2023	2022
Mr. Gang Lai	$540,096	$3,379,263
Total due to related parties	$540,096	$3,379,263

As of September 30, 2023 and 2022, the balance due to related parties mainly consisted of advances from the Company’s officers for working capital purposes during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

(d) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from PRC Banks, certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, chairman of the board of directors, chief executive officer, Ms. Lin Yang, the Company’s chief financial officer, and Ms. Xing Wu, Mr. Gang Lai’s spouse, jointly signed guarantee agreements with these banks to provide credit guarantee for the Company’s certain loans (see Note 12).

(e) Prepayment to related party for property purchase

As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.4 million). As of September 30, 2023, the Company had made a prepayment of RMB16 million ($2.2 million) to Jiangxi Yueshang. The remaining balance is expected to be paid by August 2024.

On January 13, 2022, Mr. Gang Lai transferred the 5% equity interest he owned in Jiangxi Yueshang to a third party. As such, after this date, Jiangxi Yueshang is no longer the Company’s related party.